Revision to Prior Period Financial Statements - Restatement of Balance (Detail) - USD ($)	Mar. 31, 2021	Mar. 18, 2021	Dec. 31, 2020		Oct. 01, 2020
Total assets	$ 979,772,405	$ 981,444,800	$ 62,863
Liabilities and stockholders' equity
Total current liabilities	486,821	2,015,571	56,483
Deferred legal fees	18,182	18,183
Deferred underwriting commissions	34,212,500	34,212,500
Derivative warrant liabilities	36,073,540	35,160,700
Total liabilities	70,791,043	71,406,954	56,483
Class A common stock, $0.0001 par value; shares subject to possible redemption	903,981,360	905,037,840
Stockholders' equity
Preferred stock- $0.0001 par value
Additional paid-in-capital	7,239,434	6,198,414	22,556
Accumulated deficit	(2,242,611)	(1,201,577)	(18,620)
Total stockholders' equity	5,000,002	5,000,006	6,380		$ 0
Total Liabilities and Shareholder's Equity	979,772,405	981,444,800	62,863
Class A Ordinary Shares
Stockholders' equity
Common stock value	735	725
Total stockholders' equity	735		0		0
Class B Ordinary Shares
Stockholders' equity
Common stock value	2,444	2,444	2,444	[1],[2]
Total stockholders' equity	$ 2,444		$ 2,444		$ 0
As Previously Reported
Total assets		981,444,800
Liabilities and stockholders' equity
Total current liabilities		2,015,571
Deferred legal fees		18,183
Deferred underwriting commissions		34,212,500
Total liabilities		36,246,254
Class A common stock, $0.0001 par value; shares subject to possible redemption		940,198,540
Stockholders' equity
Preferred stock- $0.0001 par value
Additional paid-in-capital		5,087,286
Accumulated deficit		(90,097)
Total stockholders' equity		5,000,006
Total Liabilities and Shareholder's Equity		981,444,800
As Previously Reported | Class A Ordinary Shares
Stockholders' equity
Common stock value		373
As Previously Reported | Class B Ordinary Shares
Stockholders' equity
Common stock value		2,444
Restatement Adjustment
Liabilities and stockholders' equity
Derivative warrant liabilities		35,160,700
Total liabilities		35,160,700
Class A common stock, $0.0001 par value; shares subject to possible redemption		(35,160,700)
Stockholders' equity
Preferred stock- $0.0001 par value
Additional paid-in-capital		1,111,128
Accumulated deficit		(1,111,480)
Restatement Adjustment | Class A Ordinary Shares
Stockholders' equity
Common stock value		$ 352

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number includes up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.